Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Percentage of material component in inventory	72.00%	70.00%	72.00%	72.00%	70.00%	72.00%
Lower of cost or market adjustment to inventory	$ 318			$ 318	$ 302
Inventories valued at period-end market value	303,937	319,282	347,840	303,937	319,282	347,840
Effect of liquidation of LIFO inventory layers		4,775	15,236		4,775	15,236	21,009
Cost of Sales [Member]
Inventory [Line Items]
Effect of liquidation of LIFO inventory layers					(4,775)	(15,236)	(21,009)
Net Income Loss [Member]
Inventory [Line Items]
Effect of liquidation of LIFO inventory layers					$ 2,908	$ 9,291	$ 12,862